Condensed Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 780,005	¥ 617,321
Other comprehensive income (loss), net of tax:
Net unrealized gains on investment securities	60,183	91,456
Net debt valuation adjustments	(59,324)	850
Net unrealized gains on derivatives qualifying for cash flow hedges	38,006	9,130
Defined benefit plans	27,768	(8,373)
Foreign currency translation adjustments	(194,642)	(200,618)
Total	(128,009)	(107,555)
Comprehensive income	651,996	509,766
Net income attributable to noncontrolling interests	3,105	779
Other comprehensive income (loss) attributable to noncontrolling interests	(4,292)	12,317
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 653,183	¥ 496,670